Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class I
June 10, 2016
Prospectus

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investments.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. Prime Money Market Portfolio does not maintain a constant NAV per share of $1.00. Prime Money Market Portfolio's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

Each fund, except for Prime Money Market Portfolio, values its assets on the basis of amortized cost. The value of Prime Money Market Portfolio's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

For Prime Money Market Portfolio, NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information supplements information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Prime Money Market Portfolio is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading "Frequent Purchases and Redemptions" in the "Shareholder Information" section.

Each fund has no limit on purchase or exchange transactions, to the extent exchange transactions are permitted by the fund, but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following information replaces the similar information found under the heading "Price to Buy" under the "Buying Shares" heading in the "Shareholder Information" section.

Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information for Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions of Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio:

Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio will notify shareholders on the fund’s website or by press release.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" in the "Shareholder Information" section.

Dividends declared for each of Government Portfolio, Money Market Portfolio, and Treasury Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, from Prime Money Market Portfolio may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in Prime Money Market Portfolio generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IMMI-16-05 1.480138.135	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Institutional Class
June 10, 2016
Prospectus

The following information replaces similar information for Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investments.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. Prime Money Market Portfolio does not maintain a constant NAV per share of $1.00. Prime Money Market Portfolio's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

Each fund, except for Prime Money Market Portfolio, values its assets on the basis of amortized cost. The value of Prime Money Market Portfolio's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements the information found under the heading "Valuing Shares" in the "Fund Basics" section.

For Prime Money Market Portfolio, NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information replaces similar information for Money Market Portfolio and Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Money Market Portfolio is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

Money Market Portfolio may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

Prime Money Market Portfolio is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information supplements information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the “Shareholder Information" section.

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

The following information replaces similar information found under the heading "Frequent Purchases and Redemptions" in the "Shareholder Information" section.

Each fund has no limit on purchase or exchange transactions, to the extent exchange transactions are permitted by the fund, but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following information replaces similar information found under the heading "Price to Buy" under the "Buying Shares" heading in the "Shareholder Information" section.

Each of Money Market Portfolio and Prime Money Market Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information for Money Market Portfolio and Prime Money Market Portfolio found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions of Money Market Portfolio and Prime Money Market Portfolio:

A fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of a fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of a fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if a fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in a fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, a fund will notify shareholders on the fund’s website or by press release.

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" in the "Shareholder Information" section

Dividends declared for each of Government Portfolio, Money Market Portfolio, and Treasury Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section

Redemptions, including exchanges, from Prime Money Market Portfolio may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in Prime Money Market Portfolio generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

PMM-16-06 1.880937.116	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class III
June 10, 2016
Prospectus

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investments.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. Prime Money Market Portfolio does not maintain a constant NAV per share of $1.00. Prime Money Market Portfolio's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

Each fund, except for Prime Money Market Portfolio, values its assets on the basis of amortized cost. The value of Prime Money Market Portfolio's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

For Prime Money Market Portfolio, NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information supplements information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Prime Money Market Portfolio is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading "Frequent Purchases and Redemptions" in the "Shareholder Information" section.

Each fund has no limit on purchase or exchange transactions, to the extent exchange transactions are permitted by the fund, but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following information replaces the similar information found under the heading "Price to Buy" under the "Buying Shares" heading in the "Shareholder Information" section.

Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information for Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions of Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio:

Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio will notify shareholders on the fund’s website or by press release.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" in the "Shareholder Information" section.

Dividends declared for each of Government Portfolio, Money Market Portfolio, and Treasury Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, from Prime Money Market Portfolio may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in Prime Money Market Portfolio generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IMMIII-16-06 1.480140.131	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Class II
May 31, 2016
Prospectus

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investment.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. The fund does not maintain a constant NAV per share of $1.00. The fund's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

The value of the fund's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information replaces the similar information found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

The fund is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading “Price to Buy” under the “Buying Shares” heading in the “Shareholder Information” section.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IYT-II-16-01 1.9879389.100	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Class I
May 31, 2016
Prospectus

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investment.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. The fund does not maintain a constant NAV per share of $1.00. The fund's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

The value of the fund's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information replaces the similar information found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

The fund is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading “Price to Buy” under the “Buying Shares” heading in the “Shareholder Information” section.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IYT-I-16-01 1.9879388.100	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Select Class
June 10, 2016
Prospectus

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investments.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. Prime Money Market Portfolio does not maintain a constant NAV per share of $1.00. Prime Money Market Portfolio's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

Each fund, except for Prime Money Market Portfolio, values its assets on the basis of amortized cost. The value of Prime Money Market Portfolio's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements the information found under the heading "Valuing Shares" in the "Fund Basics" section.

For Prime Money Market Portfolio, NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information replaces similar information for Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the “Shareholder Information" section.

Money Market Portfolio and Tax-Exempt Portfolio are retail money market funds. Shares of each fund are available only to accounts beneficially owned by natural persons.

Each of Money Market Portfolio and Tax-Exempt Portfolio may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if a fund's liquidity falls below required minimums because of market conditions or other factors.

Prime Money Market Portfolio is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information supplements information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the “Shareholder Information" section.

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

The following information replaces similar information found under the heading "Frequent Purchases and Redemptions" in the "Shareholder Information" section.

Each fund has no limit on purchase or exchange transactions, to the extent exchange transactions are permitted by the fund, but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following information replaces similar information found under the heading "Price to Buy" under the "Buying Shares" heading in the "Shareholder Information" section.

Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information for Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions of Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio:

A fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of a fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of a fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if a fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in a fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, a fund will notify shareholders on the fund’s website or by press release.

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" in the "Shareholder Information" section.

Dividends declared for each of Government Portfolio, Money Market Portfolio, and Treasury Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, from Prime Money Market Portfolio may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in Prime Money Market Portfolio generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IMMSC-16-05 1.778424.123	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class II
June 10, 2016
Prospectus

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investments.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Money Market Portfolio and Tax-Exempt Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. Prime Money Market Portfolio does not maintain a constant NAV per share of $1.00. Prime Money Market Portfolio's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

Each fund, except for Prime Money Market Portfolio, values its assets on the basis of amortized cost. The value of Prime Money Market Portfolio's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

For Prime Money Market Portfolio, NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information supplements information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Prime Money Market Portfolio is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading "Frequent Purchases and Redemptions" in the "Shareholder Information" section.

Each fund has no limit on purchase or exchange transactions, to the extent exchange transactions are permitted by the fund, but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following information replaces the similar information found under the heading "Price to Buy" under the "Buying Shares" heading in the "Shareholder Information" section.

Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information for Money Market Portfolio, Prime Money Market Portfolio, and Tax-Exempt Portfolio found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions of Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio:

Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of Money Market Portfolio, Tax-Exempt Portfolio, or Prime Money Market Portfolio may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, Money Market Portfolio, Tax-Exempt Portfolio, and Prime Money Market Portfolio will notify shareholders on the fund’s website or by press release.

The following information replaces the similar information found under the heading "Dividends and Capital Gain Distributions" in the "Shareholder Information" section.

Dividends declared for each of Government Portfolio, Money Market Portfolio, and Treasury Portfolio are based on estimates of income for the fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, from Prime Money Market Portfolio may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in Prime Money Market Portfolio generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IMMII-16-06 1.480139.132	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds (formerly Fidelity® Institutional Money Market Funds)
Class IV
June 10, 2016
Prospectus

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investments.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

Fidelity normally calculates a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect each fund's performance. A fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. Although each fund, with the exception of Prime Money Market Portfolio, is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. It is important to note that neither share price nor yield is guaranteed by the U.S. Government.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. Prime Money Market Portfolio does not maintain a constant NAV per share of $1.00. Prime Money Market Portfolio's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

Each fund, except for Prime Money Market Portfolio, values its assets on the basis of amortized cost. The value of Prime Money Market Portfolio's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

For Prime Money Market Portfolio, NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information supplements information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Effective September 1, 2016, Prime Money Market Portfolio will only offer same-day settlement for investors purchasing or redeeming shares of the fund. As a result, the following features will be implemented on the effective date:

  The fund will only permit transactions effected by electronic money movement through the Federal Reserve wire system. Other methods of transacting with the fund, such as electronic money movement through the Automated Clearing House, will not be permitted.
  Shares of the fund purchased by a wire order prior to the fund’s NAV calculation time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase.
  Shares of the fund redeemed by a wire order prior to the fund’s NAV calculation time generally earn dividends through the day prior to the day of redemption.
  Shareholders of the fund will no longer have the privilege of exchanging their fund shares for shares of other Fidelity funds.

Effective on the date that Prime Money Market Portfolio implements the floating NAV, Fidelity will normally calculate a NAV for each class of shares of the fund each business day at 9:00 a.m. Eastern time and 3:00 p.m. Eastern time. Shares of the fund purchased by a wire order prior to 3:00 p.m. Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally will begin to earn dividends on the day of purchase. Shares of the fund redeemed by a wire order prior to 3:00 p.m. Eastern time generally earn dividends through the day prior to the day of redemption.

The following information replaces similar information for Prime Money Market Portfolio found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

Prime Money Market Portfolio is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading "Frequent Purchases and Redemptions" in the "Shareholder Information" section.

Each fund has no limit on purchase or exchange transactions, to the extent exchange transactions are permitted by the fund, but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following information replaces the similar information for Prime Money Market Portfolio found under the heading "Price to Buy" under the "Buying Shares" heading in the "Shareholder Information" section.

Prime Money Market Portfolio may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information for Prime Money Market Portfolio found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions of Prime Money Market Portfolio:

Prime Money Market Portfolio may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of Prime Money Market Portfolio fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of Prime Money Market Portfolio fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of Prime Money Market Portfolio may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, Prime Money Market Portfolio will notify shareholders on the fund’s website or by press release.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, from Prime Money Market Portfolio may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in Prime Money Market Portfolio generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

TRO-16-06 1.864395.117	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Class III
May 31, 2016
Prospectus

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investment.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. The fund does not maintain a constant NAV per share of $1.00. The fund's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

The value of the fund's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information replaces the similar information found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

The fund is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading “Price to Buy” under the “Buying Shares” heading in the “Shareholder Information” section.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IYT-III-16-01 1.9879390.100	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Select Class
May 31, 2016
Prospectus

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investment.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. The fund does not maintain a constant NAV per share of $1.00. The fund's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

The value of the fund's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information replaces the similar information found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

The fund is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading “Price to Buy” under the “Buying Shares” heading in the “Shareholder Information” section.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IYT-S-16-01 1.9879391.100	September 30, 2016

Supplement to the
Fidelity® Investments Money Market Funds
Prime Reserves Portfolio
Institutional Class
May 31, 2016
Prospectus

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section.

Although the fund is a money market fund, it will price and transact at a "floating" net asset value (NAV) that will fluctuate based on changes in the value of the fund's investment.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

  Floating NAV.  The fund does not maintain a constant NAV per share of $1.00. The value of the fund's shares will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Summary" section.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found under the heading "Purchase and Sale of Shares" in the "Fund Summary" section.

The fund is an institutional money market fund, which means that the net asset value (NAV) of the fund's shares will "float," fluctuating with changes in the values of the fund’s portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Fund Basics" section.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, liquidity, and diversification of the fund's investments. Although the fund is a money market fund, it will price and transact at a "floating" NAV that will fluctuate based on changes in the value of the fund's investments.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following information supplements the information found under the heading "Principal Investment Risks" in the "Fund Basics" section.

Floating NAV. The fund does not maintain a constant NAV per share of $1.00. The fund's NAV will be calculated to four decimal places and will vary as a result of changes in the value of the securities in which the fund invests.

The following information replaces similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

The value of the fund's shares will be calculated to four decimal places using "basis point" rounding (rounding to the nearest 1/100th of one percent).

The following information supplements similar information found under the heading "Valuing Shares" in the "Fund Basics" section.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Assets held by an underlying Fidelity money market fund may be valued on the basis of market quotations or amortized cost.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

The following information replaces the similar information found under the heading "Additional Information about the Purchase and Sale of Shares" in the "Shareholder Information" section.

The fund is an institutional money market fund, which means that the NAV of the fund's shares will "float," fluctuating with changes in the values of the fund's portfolio securities. The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces the similar information found under the heading “Price to Buy” under the “Buying Shares” heading in the “Shareholder Information” section.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information found under the heading "Selling Shares" in the "Shareholder Information" section.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information supplements the information found under the heading "Tax Consequences" in the "Shareholder Information" section.

Redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment generally is the difference between the cost of your shares and the price you receive (net of any liquidity fees imposed) when you sell them.

IYT-IN-16-01 1.9879392.100	September 30, 2016